Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Contractual Commitments

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments for Letters of Credit Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Appalachian Power Co [Member]
Contractual Commitments

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments for Letters of Credit Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Indiana Michigan Power Co [Member]
Contractual Commitments

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments for Letters of Credit Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Ohio Power Co [Member]
Contractual Commitments

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments for Letters of Credit Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Public Service Co Of Oklahoma [Member]
Contractual Commitments

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments for Letters of Credit Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.

Southwestern Electric Power Co [Member]
Contractual Commitments

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,038.0	$2,442.7	$1,723.6	$1,072.6	$7,276.9
Energy and Capacity Purchase Contracts	203.0	431.5	437.1	1,961.7	3,033.3
Construction Contracts for Capital Assets (b)	178.6	—	—	—	178.6
Total	$2,419.6	$2,874.2	$2,160.7	$3,034.3	$10,488.8

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$447.4	$585.8	$486.8	$244.8	$1,764.8
Energy and Capacity Purchase Contracts	33.0	67.3	69.8	473.5	643.6
Construction Contracts for Capital Assets (b)	19.5	—	—	—	19.5
Total	$499.9	$653.1	$556.6	$718.3	$2,427.9

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$394.2	$349.9	$252.2	$286.4	$1,282.7
Energy and Capacity Purchase Contracts	108.1	230.1	236.0	613.9	1,188.1
Construction Contracts for Capital Assets (b)	8.8	—	—	—	8.8
Total	$511.1	$580.0	$488.2	$900.3	$2,479.6

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$27.0	$54.8	$56.2	$479.9	$617.9
Construction Contracts for Capital Assets (b)	4.7	—	—	—	4.7
Total	$31.7	$54.8	$56.2	$479.9	$622.6

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$123.7	$86.8	$41.8	$41.8	$294.1
Energy and Capacity Purchase Contracts	83.6	182.2	181.9	369.7	817.4
Construction Contracts for Capital Assets (b)	1.8	—	—	—	1.8
Total	$209.1	$269.0	$223.7	$411.5	$1,113.3

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$198.5	$136.8	$78.6	$69.8	$483.7
Energy and Capacity Purchase Contracts	27.3	66.0	67.7	204.6	365.6
Construction Contracts for Capital Assets (b)	4.8	—	—	—	4.8
Total	$230.6	$202.8	$146.3	$274.4	$854.1

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)
Represents only capital assets for which there are signed contracts.  Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments for Letters of Credit Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$124.6	June 2016 to December 2016
OPCo	4.2	September 2016

Pollution Control Bonds Supported by Bilateral Letters of Credit

Company	Pollution Control Bonds	Bilateral Letters of Credit		Maturity of Bilateral Letters of Credit
	(in millions)
AEP	$476.7	$482.1	(a)	March 2016 to July 2017
APCo	229.7	232.3	(a)	March 2016 to March 2017
I&M	77.0	77.9		March 2017

(a)	In January 2016, $76 million of bilateral letters of credit maturing in March 2016 were cancelled.